Biological assets (Tables)	12 Months Ended
Jun. 30, 2025
Biological assets
Schedule of changes biological assets
	Agricultural business
	Sown land-crops		Sugarcane fields	Breeding cattle and cattle for sale (i)	Other cattle (i)	Others	Total
	Level 1	Level 3	Level 3	Level 2	Level 2	Level 1	Level 1
Balance as of June 30, 2023	46,076	8,987	32,457	56,047	870	594	145,031
Non-current (Production)	-	-	-	46,847	761	590	48,198
Current (Consumable)	46,076	8,987	32,457	9,200	109	4	96,833
Balance as of June 30, 2023	46,076	8,987	32,457	56,047	870	594	145,031
Transfers	(3,486)	3,486	-	-	-	-	-
Purchases	-	-	-	10,348	10	-	10,358
Initial recognition and changes in the fair value of biological assets (i)	-	12,857	4,432	(8,725)	(427)	-	8,137
Decrease due to harvest	-	(236,452)	(69,427)	-	-	-	(305,879)
Sales	-	-	-	(28,397)	(50)	-	(28,447)
Consumptions	-	-	-	(125)	(3)	(129)	(257)
Costs for the year	21,748	235,623	65,099	24,206	-	81	346,757
Foreign exchange	(42,690)	(5,271)	(5,635)	(1,770)	-	-	(55,366)
Balance as of June 30, 2024	21,648	19,230	26,926	51,584	400	546	120,334
Non-current (Production)	-	-	-	38,228	304	541	39,073
Current (Consumable)	21,648	19,230	26,926	13,356	96	5	81,261
Balance as of June 30, 2024	21,648	19,230	26,926	51,584	400	546	120,334
Purchases	-	-	-	20,919	35	-	20,954
Transfers	(3,205)	3,205	-	-	-	-	-
Initial recognition and changes in the fair value of biological assets (i)	-	3,443	8,724	6,941	441	-	19,549
Decrease due to harvest	-	(200,126)	(73,417)	-	-	-	(273,543)
Sales	-	-	-	(37,376)	(23)	-	(37,399)
Consumes	-	-	-	(119)	(2)	(368)	(489)
Costs for the year	2,362	215,887	66,361	28,916	-	436	313,962
Currency translation adjustment	(11,883)	(352)	(1,041)	(857)	-	-	(14,133)
Balance as of June 30, 2025	8,922	41,287	27,553	70,008	851	614	149,235
Non-current (Production)	-	-	-	42,207	737	609	43,553
Current (Consumable)	8,922	41,287	27,553	27,801	114	5	105,682
Balance as of June 30, 2025	8,922	41,287	27,553	70,008	851	614	149,235

Schedule of presents main parameters
Description	Valuation technique	Parameters	Range
Cattle (Level 2)	Comparable market prices	Price per livestock head/kg and per category	-
Sown land-crops (Level 3)	Discounted cash flows	Yields - Operating costs - Selling expenses - Future of sale prices - Discount rate	Argentina
Yields: 0.62 - 15.33 Tn/ha
Future of sale prices: 211,612 - 723,937 ARS/Tn
Operating cost: 72,159 - 530,375 ARS/ha
Brazil:
Yields: 101.6 Sacas/ha
Future of sale prices: 43.84 BRL/tn
Operating cost: 11.45 BRL/ha.
Sugarcane fields (Level 3)	Discounted cash flows	Yields - Operating costs - Selling expenses - Future of sale prices - Discount rate	Brazil:
Yields: 83.17 tn/ha
Future of sale prices: 133.79 BRL/tn.
Operating cost: 77.94 BRL/tn.

Schedule of Capitalized cost of production
	06.30.2025	06.30.2024	06.30.2023
Supplies and labors	226,034	256,466	268,886
Salaries, social security costs and other personnel expenses	15,232	17,158	16,109
Depreciation and amortization	47,617	44,809	47,364
Fees and payments for services	1,318	1,038	708
Maintenance, security, cleaning, repairs and others	2,363	2,517	2,268
Taxes, rates and contributions	526	338	487
Leases and service charges	254	200	176
Freights	2,814	1,899	2,476
Travelling, library expenses and stationery	1,992	1,890	1,832
Other expenses	15,376	20,361	17,784
	313,526	346,676	358,090